Accumulated Other Comprehensive Loss - Comprehensive Income (Loss) (Details) (10K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in net unrealized loss on securities available for sale			$ (153,514)
LendingClub Corp [Member]
Change in net unrealized loss on securities available for sale	4,000	111,000	289,000	1,710,000	$ 1,515,000	$ (1,671,000)
Change in net unrealized loss on securities available for sale, tax effect					611,000
Change in net unrealized loss on securities available for sale, net of tax					904,000	(1,671,000)
Other comprehensive income (loss), before tax	4,000	111,000	289,000	1,710,000	1,515,000	(1,671,000)
Income tax effect		46,000	114,000	696,000	611,000
Other comprehensive income (loss), net of tax	$ 7,000	$ 65,000	$ 178,000	$ 1,014,000	$ 904,000	$ (1,671,000)